Abby Incorporated

60 Auburn Bay Avenue

Calgary, Alberta T3M 0K7

August 22, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Douglas Brown

Re: File No. 333-170918

Dear Sir,

We enclose our response to your comment letter of August 18, 2011

General

1. Please provide complete responses and, where disclosure has changed, indicate precisely where in the marked version of the amendment you file we will find your responsive changes, including page numbers for the changes. Similarly, to the extent comments on one section apply to similar disclosure elsewhere, please make corresponding revisions to all affected disclosure. Further, please provide updated disclosure with each amendment, including the status of phases one and two. This will minimize the need for us to repeat similar comments.

We have noted this comment and have clearly marked the changes in this amendment, including similar disclosure through out the document.

Management Discussion and Analysis, page 29

2. We note your response to our prior comment 4 from our letter dated July 27, 2011 and reissue the comment in part. Please provide disclosure regarding the specific work that will be accomplished by American Dev. Corp. in phase two. In addition, include disclosure indicating whether the commencement of phase two will be contingent upon the company raising the entire amount required to complete phase two. Further, provide disclosure to address the situation where the money for phase two is not raised and indicate whether American Dev. Corp. will refund the advanced money anticipated for phase two.

We have revised the disclosure to reflect the specific work that will be accomplished by American Dev. Corp. in phase two. Additionally, we have revised our disclosure to reflect whether the commencement of phase two will be contingent upon the company raising the entire amount required to complete phase two. Further, we have provided disclosure to address the situation where the money for phase two is not raised and have indicated whether American Dev. Corp. will refund the advanced money anticipated for phase two. We have added the following disclosure on pages 4, 25, and 29

“our Phase Two program is scheduled to proceed Between August 1, 2011 and October 31, 2011. A field crew will mobilize onto our concession, survey the concession and perform Geological mapping and additional sampling (both soil And rock) perform initial seismic testing and then demobilize from the area. The results obtained during the Phase Two program will be assembled, interpreted and we will review the results of the Phase Two program. We will then engage our consulting Engineer to interpret the results of Phase Two and develop a summary report if the results of Phase One and Phase Two exploration programs are encouraging. In the event that we cannot raise the additional capital required to complete Phase two of our exploration program, our contractor American Development Corp has verbally agreed to complete Phase Two as the majority of the hard costs associated with Phase Two have been covered with our previous  advance of funds to them.  We are actively pursuing additional funds in order to complete Phase Two of our exploration program.”

We have also added the following disclosure under the heading “Conditions to Retain Title to the Concession”, Page 27.

“. In the event that we cannot raise the additional capital required to complete Phase two of our exploration program, our contractor American Development Corp has verbally agreed to complete Phase Two as the majority of the hard costs associated with Phase Two have been covered with our previous advance of funds to them.”

Financial Statements

3. Pursuant to Rule 8-03 of Regulation S-X, please note that you are only required to present interim financial statements as of the end of your most recent fiscal quarter (i.e.,

the fiscal quarter ended May 31, 2011). As such, it does not appear that the presentation of your interim financial statements for the fiscal quarter ended February 28, 2011 is necessary.

We have noted this comment and have removed the February 28, 2011 interim financial statements from the document.

Please note that our email address has been changed in the company business part of EDGAR

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Abby, Inc.

/s/Don Thompson

 President